ADVISORS SERIES TRUST
615 E. Michigan Street
Milwaukee, Wisconsin  53202

May 5, 2009

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC  20549

Re:           Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Phocas Real Estate Fund and the Phocas Small Cap Value Fund, (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 29, 2008, and filed electronically as Post-Effective Amendment No. 284 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
Secretary
Advisors Series Trust